UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman High-Yield Fund
Schedule of Investments (unaudited)
March 31, 2007

	Principal Amount or Shares		Value
Corporate Bonds 84.6%
Aerospace 2.3%
DRS Technologies:
6.625%, 2/1/2016	$1,450,000		$1,471,750
7.625%, 2/1/2018	475,000		496,375
Hawker Beechcraft:
8.5%, 4/1/2015*	450,000		468,563
8.875%, 4/1/2015*	450,000		466,313
9.75%, 4/1/2017*	225,000		235,688
L3 Communications 5.875%, 1/15/2015	1,940,000		1,893,925
Sequa 9%, 8/1/2009	2,250,000		2,385,000
			7,417,614
Airlines 0.6%
Continental Airlines 8.75%, 12/1/2011	2,000,000		1,970,000

Automobiles 1.9%
Ford Motor:
8.625%, 11/1/2010	925,000		944,700
7.45%, 7/16/2031	2,000,000		1,557,500
General Motors 8.375%, 7/15/2033	3,525,000		3,181,313
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	500,000		502,500
			6,186,013
Broadband and Fiber Optics 0.5%
Level 3:
9.25%, 11/1/2014*	1,000,000		1,032,500
9.15%, 2/15/2015*##	500,000		506,250
			1,538,750
Building Products 0.6%
Ply Gem Industries 9%, 2/15/2012	950,000		828,875
Texas Industries 7.25%, 7/15/2013	1,050,000		1,086,750
			1,915,625
Cable 3.0%
Charter Communications Holdings I 11%, 10/1/2015	1,900,000		1,980,750
Charter Communications Holdings II 10.25%, 9/15/2010	2,425,000		2,570,500
CSC Holdings:
7.25%, 7/15/2008	1,950,000		1,986,563
7.25%, 4/15/2012*	1,000,000		997,500
Liberty Media 8.5%, 7/15/2029	1,000,000		1,027,925
Mediacom Broadband 8.5%, 10/15/2015*	1,000,000		1,027,500
			9,590,738
Capital Goods 1.0%
Norcross Safety Products 9.875%, 8/15/2011	3,100,000		3,301,500

Chemicals 2.7%
KI Holdings 0% (9.875%†), 11/15/2014	2,700,000		2,284,875
Lyondell Chemical:
10.5%, 6/1/2013	1,950,000		2,145,000
8%, 9/15/2014	1,000,000		1,052,500
MacDermid 9.5%, 4/15/2017*	975,000		1,004,250
Mosaic 7.625% 12/1/2016*	950,000		1,007,000
Nova Chemicals 8.502%, 11/15/2013##	1,000,000		1,000,000
			8,493,625
Consumer Products 4.1%
ACCO Brands 7.625%, 8/15/2015	2,400,000		2,412,000
American Achievement Group 12.75%, 10/1/2012*#	1,038,604		1,173,623
Jarden 7.5%, 5/1/2017	950,000		964,250
Jostens 0% (10.25%†), 12/1/2013	3,525,000		3,278,250
Playtex 8%, 3/1/2011	1,950,000		2,047,500
R.J. Reynolds Tobacco Holdings 7.625%, 6/1/2016*	3,000,000		3,206,493
			13,082,116
Containers and Packaging 2.4%
AEP Industries 7.875%, 3/15/2013	1,375,000		1,409,375
Ball 6.625%, 3/15/2018	1,450,000		1,444,562
Berry Plastics:
8.875%, 9/15/2014*	800,000		822,000
9.23%, 9/15/2014*##	500,000		515,000
Crown Cork & Seal 8%, 4/15/2023	975,000		960,375
Owens-Brockway Glass Container 8.25%, 5/15/2013	1,900,000		1,990,250
Silgan Holdings 6.75%, 11/15/2013	500,000		497,500
			7,639,062
Diversified Telecommunication Services 3.2%
Citizens Communications 9.25%, 5/15/2011	1,185,000		1,327,200
Nordic 8.875%, 5/1/2016*	1,500,000		1,612,500
Qwest:
7.5%, 10/1/2014*	2,450,000		2,597,000
6.875%, 9/15/2033	500,000		485,000
Qwest Capital Funding:
7.25%, 2/15/2011	1,000,000		1,028,750
7.75%, 2/15/2031	1,000,000		997,500
Qwest Communications International 8.86%, 2/15/2009##	1,000,000		1,015,000
Syniverse Technologies 7.75%, 8/15/2013	950,000		938,125
			10,001,075
Electric 3.2%
Aquila 14.875%, 7/1/2012##	1,800,000		2,353,500
CMS Energy 7.5%, 1/15/2009	2,700,000		2,784,375
MSW Energy Holdings 8.5%, 9/1/2010	2,475,000		2,598,750
Sierra Pacific Resources 8.625%, 3/15/2014	609,000		661,819
TXU 5.55%, 11/15/2014	2,000,000		1,781,356
			10,179,800
Energy 1.6%
Atlas Pipeline Partners 8.125%, 12/15/2015*	950,000		983,250
Calfrac Well Services 7.75%, 2/15/2015*	950,000		926,250
Complete Production Services 8%, 12/15/2016*	500,000		515,000
Opti Canada 8.25%, 12/15/2014*	250,000		261,250
Williams Companies 6.375%, 10/1/2010*	2,500,000		2,546,875
			5,232,625
Environmental 0.5%
Browning-Ferris Industries 7.4%, 9/15/2035	1,500,000		1,447,500

Finance 3.6%
Dow Jones CDX 8.375%, 12/29/2011*	2,000,000		2,074,900
E*TRADE Financial 7.375%, 9/15/2013*	1,425,000		1,496,250
General Motors Acceptance 8%, 11/1/2031	2,950,000		3,171,636
Residential Capital 6.875%, 6/30/2015	3,000,000		3,031,461
SGS International 12%, 12/15/2013	950,000		1,011,750
Ventas Realty 6.75%, 6/1/2010	500,000		516,250
			11,302,247
Food Products 3.2%
Dean Foods 7%, 6/1/2016	1,000,000		1,008,750
Del Monte:
8.625%, 12/15/2012	1,950,000		2,037,750
6.75%, 2/15/2015	675,000		670,781
Merisant Worldwide 0% (12.25%†), 5/15/2014	950,000		364,562
Pilgrims Pride 8.375%, 5/1/2017	1,000,000		992,500
Reddy Ice Holdings 0%(10.5%), 11/1/2012	3,800,000		3,477,000
Smithfield Foods:
8%, 10/15/2009	975,000		1,021,313
7%, 8/1/2011	500,000		509,375
			10,082,031
Food and Staples Retailing 1.7%
Delhaize America 8.125%, 4/15/2011	1,940,000		2,131,732
Rite Aid:
8.625%, 3/1/2015	975,000		928,688
7.5%, 3/1/2017	975,000		967,687
Stater Brothers Holdings 8.125%, 6/15/2012	500,000		517,500
Susser Holdings 10.625%, 12/15/2013	670,000		734,487
			5,280,094
Gaming 2.0%
Inn Of The Mountain Gods 12%, 11/15/2010	1,175,000		1,283,687
Mandalay Resort Group 9.375%, 2/15/2010	2,750,000		2,976,875
San Pasqual Casino 8%, 9/15/2013*	950,000		982,062
Station Casinos 6.875%, 3/1/2016	1,350,000		1,243,687
			6,486,311
Healthcare Facilities and Supplies 4.4%
Advanced Medical Optics 7.5%, 5/1/2017*	475,000		480,938
Centene 7.25%, 4/1/2014*	1,000,000		1,010,000
DaVita 7.25%, 3/15/2015	1,500,000		1,524,375
Fresenius Medical Care Capital 7.875%, 6/15/2011	1,940,000		2,046,700
HCA:
9.125%, 11/15/2014*	500,000		535,625
6.5%, 2/15/2016	1,900,000		1,626,875
9.25%, 11/15/2016*	500,000		540,625
7.5%, 11/6/2033	1,900,000		1,629,250
HealthSouth:
11.354%, 6/15/2014*##	1,000,000		1,085,000
10.75%, 6/15/2016*	2,000,000		1,092,500
Invacare 9.75%, 2/15/2015*	500,000		505,000
Omega Healthcare Investors 7%, 1/15/2016	1,950,000		1,979,250
			14,056,138
Home Builders 1.2%
K. Hovnanian Enterprises:
8.875%, 4/1/2012	1,000,000		967,500
6.5%, 1/15/2014	500,000		450,000
KB Home:
7.75%, 2/1/2010	500,000		496,250
6.25%, 6/15/2015	500,000		450,625
Standard Pacific 9.25%, 4/15/2012	500,000		482,500
WCI Communities 9.125%, 5/1/2012	1,000,000		997,500
			3,844,375
Leisure 0.6%
HRP Myrtle Beach Operations 10.12%, 4/1/2012*##	1,000,000		1,010,000
Universal City Florida Holding 10.11%, 5/1/2010##	1,000,000		1,036,250
			2,046,250
Lodging 2.2%
Felcor Lodging 8.5%, 6/1/2011	2,625,000		2,825,156
Hilton Hotels 7.625%, 12/1/2012	1,940,000		2,078,225
Host Marriott 6.75%, 6/1/2016	1,925,000		1,949,063
			6,852,444
Metals and Mining 4.0%
Aleris 10%, 12/15/2016*	1,000,000		1,050,000
FMG Finance 10%, 9/1/2013*	2,000,000		2,185,000
Gerdau Ameristeel 10.375%, 7/15/2011	1,750,000		1,868,125
Massey Energy 6.875%, 12/15/2013	500,000		476,875
Novelis 7.25%, 2/15/2015	940,000		998,750
Peabody Energy 6.875%, 3/15/2013	500,000		511,250
PNA Group 10.75%, 9/1/2016*	1,000,000		1,080,000
Ryerson Tull 8.25%, 12/15/2011	2,000,000		2,030,000
UCAR Finance 10.25%, 2/15/2012	2,395,000		2,526,725
			12,726,725
Miscellaneous 0.6%
Trains HY-1-2006 7.548%, 5/1/2016*	1,860,000		1,894,369

Oil, Gas and Consumable Fuels 1.3%
Chesapeake Energy:
7.625%, 7/15/2013	2,000,000		2,135,000
6.5%, 8/15/2017	925,000		918,062
Petrohawk Energy 9.125%, 7/15/2013	1,000,000		1,070,000
			4,123,062
Paper and Forest Products 2.4%
Bowater 6.5%, 6/15/2013	1,250,000		1,134,375
Domtar 7.875%,10/15/2011	950,000		999,875
Georgia-Pacific 8.875%, 5/15/2031	3,000,000		3,195,000
Jefferson Smurfit 8.25%, 10/1/2012	1,200,000		1,206,000
Verso Paper Holdings 9.125%, 8/1/2014*	1,000,000		1,045,000
			7,580,250
Publishing 2.9%
Dex Media 0% (9%†), 11/15/2013	3,225,000		3,019,406
Idearc 8%, 11/15/2016*	2,000,000		2,067,500
RH Donnelley 8.875%, 1/15/2016	2,975,000		3,175,813
Readers Digest 9%, 2/15/2017*	1,000,000		967,500
			9,230,219
Road and Rail 1.0%
American Railcar 7.5%, 3/1/2014*	1,000,000		1,032,500
Kansas City Southern Railway 7.5%, 6/15/2009	1,950,000		2,003,625
			3,036,125
Satellite 2.3%
Echostar DBS:
7%, 10/1/2013	2,000,000		2,070,000
7.125%, 2/1/2016	2,850,000		2,956,875
Sirius Satellite Radio 9.625%, 8/1/2013	1,500,000		1,513,125
XM Satellite Radio 9.86%, 5/1/2013##	800,000		796,000
			7,336,000
Services 4.1%
Ashtead 9%, 8/15/2016*	1,000,000		1,070,000
Avis Budget Car Rental 7.86%, 5/15/2014*##	1,250,000		1,281,250
Hertz 8.875%, 1/1/2014	1,900,000		2,056,750
Mobile Mini 9.5%, 7/1/2013	812,000		872,900
Rental Service 9.5%, 12/1/2014*	1,000,000		1,070,000
Service Corporation International 8%, 6/15/2017	3,450,000		3,493,125
West 11%, 10/15/2016*	2,000,000		2,120,000
Williams Scotsman 8.5%, 10/1/2015	950,000		999,875
			12,963,900
Stores 0.8%
Asbury Automotive Group 7.625%, 3/15/2017*	500,000		503,750
Michaels Stores 11.375%, 11/1/2016*	1,000,000		1,082,500
Neiman Marcus 9%, 10/15/2015	950,000		1,045,000
			2,631,250
Technology 6.9%
Amkor Technology 7.75%, 5/15/2013	1,000,000		1,047,500
Freescale Semiconductor 10.125%, 12/15/2016*	2,300,000		2,317,250
IKON Office solutions 7.75%, 9/15/2015	2,850,000		2,992,500
Nortel Networks:
9.61%, 7/15/2011*##	1,000,000		1,075,000
10.75%, 7/15/2016*	1,000,000		1,115,000
Seagate Technology 6.375%, 10/1/2011	1,950,000		1,959,750
Serena Software 10.375%, 3/15/2016	950,000		1,030,750
STATS ChipPac 7.5%, 7/19/2010	2,700,000		2,855,250
Sunguard Data System 9.125%, 8/15/2013	1,500,000		1,616,250
Viasystems 10.5%, 1/15/2011	1,175,000		1,186,750
Xerox:
9.75%, 1/15/2009	2,625,000		2,828,273
6.4%, 3/15/2016	1,750,000		1,808,669
			21,832,942
Textile, Apparel and Shoes 0.6%
Quiksilver 6.875%, 4/15/2015	2,125,000		2,013,437

Utilities 8.8%
AES 9.375%, 9/15/2010	6,400,000		6,992,000
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000		2,135,000
Dynegy Holdings:
8.75%, 2/15/2012	1,925,000		2,054,938
8.375%, 5/1/2016	3,325,000		3,474,625
Edison Mission Energy 7.73%, 6/15/2009	5,525,000		5,746,000
Midwest Generation 8.3%, 7/2/2009	1,643,438		1,688,805
NRG Energy 7.375%, 2/1/2016	1,900,000		1,957,000
Reliant Energy 9.5%, 7/15/2013	3,525,000		3,855,469
			27,903,837
Wireless Telecommunication Services 2.4%
Dobson Communications 9.61%, 10/15/2012##	1,000,000		1,033,750
MetroPCS Wireless 9.25%, 11/1/2014*	1,000,000		1,062,500
Rogers Wireless 7.25%, 12/15/2012	1,940,000		2,083,075
Rural Cellular 9.75%, 1/15/2010	3,325,000		3,441,375
			7,620,700
Total Corporate Bonds			267,894,049

Common Stocks 7.3%
Aerospace and Defense 0.3%
BE Aerospace**	13,095	shs.	415,111
Hexcel**	23,600		468,460
			883,571
Automobiles 0.3%
Honda Motor (ADR)	12,310		429,250
Toyota Motor (ADR)	3,470		444,715
			873,965
Communications Equipment 0.1%
Corning**	10,680		242,863

Computers and Peripherals 0.2%
Apple**	3,870		359,562
Seagate Technology	17,240		401,692
			761,254
Containers and Packaging 0.5%
Ball	7,710		353,503
Crown Holdings**	17,620		430,985
Owens-Illinois**	16,510		425,463
Silgan Holdings	8,340		426,257
			1,636,208
Diversified Telecommunication Services 0.2%
Citizens Communications	22,950		343,102
Qwest Communications**	40,750		366,342
			709,444
Electric 0.1%
Aquila**	53,650		224,257

Electronic Equipment and Instruments 0.1%
Flextronics International**	29,970		327,872

Finance 0.1%
E*TRADE Financial**	18,820		399,360

Food Products 0.1%
Pilgrim's Pride	13,340		442,755

Health Care Providers and Services 0.1%
Genesis Healthcare**	3,500		220,885

Hotels, Restaurants and Leisure 0.3%
Boyd Gaming	4,520		215,333
Domino's Pizza**	15,460		501,986
Isle of Capri Casinos**	8,250		211,365
			928,684
Household Durables 0.4%
D.R. Horton	13,150		289,300
Lennar	6,570		277,320
Standard Pacific	10,780		224,979
Toll Brothers**	13,950		381,951
			1,173,550
Index Derivatives 2.0%
iShares Russell 2000 Index Fund	25,520		2,029,095
SPDR Trust (Series 1)	31,290		4,443,180
			6,472,275
Metals and Mining 0.3%
Alcan	4,480		233,856
Companhia Vale do Rio Doce (ADR)	11,660		431,303
Freeport-McMoRan Copper & Gold (Class B)	4,935		326,648
Reliance Steel and Aluminum	3,200		154,880
			1,146,687
Oil, Gas and Consumable Fuels 0.6%
Chesapeake Energy	11,720		361,914
El Paso	25,820		373,615
Peabody Energy	7,245		291,539
Valero Energy	6,260		403,707
Williams Companies	12,630		359,450
			1,790,225
Paper and Forest Products 0.1%
Domtar**	21,940		204,261

Real Estate Investment Trusts 0.2%
Omega Healthcare Investors	18,730		321,220
Senior Housing Properties Trust	14,310		342,009
			663,229

Road and Rail 0.1%
Burlington Northern Santa Fe	4,830		388,477

Semiconductors and Semiconductor Equipment 0.1%
Applied Materials	20,900		382,888

Services 0.3%
Corrections Corporation of America**	9,175		484,532
Mobile Mini**	12,685		339,704
			824,236
Thrifts and Mortgage Finance 0.0%
Countrywide Financial	4,200		141,288

Tobacco 0.1%
Reynolds American	5,070		316,419

Trading Companies and Distributors 0.1%
Williams Scotsman International**	14,220		279,565

Utilities 0.6%
AES**	15,420		331,838
Allegheny Energy**	5,970		293,366
Reliant Energy**	23,320		473,862
Sierra Pacific Resources**	19,890		345,688
TECO Energy	20,300		349,363
			1,794,117
Total Common Stocks			23,228,335

US Government Securities 1.0%
US Treasury Notes 4.625%, 11/15/2016	$3,000,000		2,992,149

Short-Term Holdings 7.6%
Equity-Linked Notes †† 4.4%
Deutsche Bank:
34.9%, 8/23/2007 (1) (a)	1,000,000		945,230
30.1%, 9/5/2007 (1) (b)	1,000,000		941,750
Goldman Sachs Group:
33%, 8/6/2007 (1) (c)	1,000,000		986,800
34.8%, 8/9/2007 (1) (d)	1,000,000		973,400
30.8%, 9/4/2007 (1) (e)	1,000,000		937,400
20%, 10/10/2007 (3) (l)	4,000,000		3,977,240
Merrill Lynch & Co. 30%, 10/3/2007 (1) (f)	500,000		474,120
Morgan Stanley:
8.08%, 5/1/2007 (1) (g)	999,994		1,165,276
31.9%, 8/23/2007 (2) (i)	1,000,000		919,050
30%, 8/31/2007 (1) (h)	1,000,000		924,250
30.35%, 9/6/2007 (2) (j)	1,000,000		918,390
35.3%, 9/6/2007 (2) (k)	1,000,000		916,530
			14,079,436
Repurchase Agreement 3.2%
State Street Bank 4.65%, dated 3/30/2007 maturing 4/2/2007 in the amount of $10,234,965 collateralized by $10,525,000 US Treasury Notes 4.375%, due 1/31/2008, with a fair market value of $10,538,156	10,231,000		10,231,000

Total Short-Term Holdings			24,310,436
Total Investments 100.5%			319,369,669
Other Assets Less Liabilities (0.5)%			(1,592,327)
Net Assets 100.0%			$317,777,342

U.S. Government Securities Fund
Schedule of Investments (unaudited)
March 31, 2007

	Principal Amount		Value
US Full Faith and Credit Obligations 32.7%
US Treasury Notes:
4.625%, 12/31/2011	$2,895,000		$2,905,518
4.75%, 1/31/2012	1,145,000		1,155,333
4.25%, 11/15/2014	1,205,000		1,176,758
4.625%, 11/15/2016	1,000,000		997,383
2.375%, 1/15/2017	1,204,476		1,222,685
4.625%, 2/15/2017	510,000		509,124
US Treasury Inflation-Protected Securities 2%, 1/15/2016	265,159		261,150
US Treasury Bonds:
8.875%, 2/15/2019	850,000		1,161,711
8.125%, 8/15/2021	1,255,000		1,670,523
5.375%, 2/15/2031	730,000		778,477
4.5%, 2/15/2036	318,000		299,914
Ginnie Mae:
4%, 12/16/2028Ø	886,595	†††	876,360
5%, 5/20/2029	500,000		496,915
5.5%, 10/15/2035Ø	1,972,704		1,963,685
6%, 6/15/2036Ø	601,186		609,222
6%, 8/15/2036Ø	1,332,236		1,350,045
Small Business Administration 5.199%, 8/1/2012Ø	943,898		949,817
US Trade Funding 4.26%, 11/15/2014	1,471,437		1,445,447
Total US Full Faith and Credit Obligations			19,830,067
US Government Agency Obligations 67.5%
Fannie Mae:
5.5%, 10/15/2011Ø	2,575,000		2,593,020
5.5%, 5/25/2014Ø	911,071		912,758
5.5%, 11/1/2020ø	1,186,829		1,190,503
4.5%, 12/1/2020Ø	1,291,882		1,252,791
5%, 6/25/2025	2,000,000		1,917,087
5%, 2/1/2035Ø	4,359,684		4,221,059
5.45%, 8/25/2035Ø##	1,000,000		996,719
5.5%, 10/1/2035Ø	248,733		246,463
5.5%, 10/1/2035Ø	1,315,488		1,303,482
5.384%, 2/1/2036Ø	2,667,259		2,642,917
5.352%, 4/1/2036Ø##	971,123		973,802
6.080%, 4/1/2036Ø##	1,527,462		1,554,982
6%, 6/1/2036Ø	3,178,084		3,202,700
6.133%, 7/1/2036Ø##	2,236,459		2,271,949
5.995%, 8/1/2036Ø##	940,456		954,563
6.122%, 8/1/2036Ø##	944,397		962,105
6%, 9/1/2036Ø	1,465,525		1,476,876
5.5%, TBA 4/2007Ø	1,470,000		1,454,841
Freddie Mac:
6%, 11/1/2010Ø	114,512		116,252
4.5%, 7/15/2013	455,000		445,784
5.5%, 7/18/2016	350,000		363,457
5.5%, 10/1/2018Ø	1,776,804		1,785,003
6.182%, 8/1/2036Ø##	1,039,371		1,055,275
5.5%, 9/1/2036Ø	1,553,644		1,537,888
6.132%, 12/1/2036Ø##	1,946,618		1,976,350
Freddie Mac Gold:
5%, TBA 4/2007Ø	1,500,000		1,479,375
6%, TBA 4/2007Ø	2,000,000		2,016,250
Total US Government Agency Obligations			40,904,251

Short-Term Holdings 7.8%
US Full Faith and Credit Obligations 0.8%
US Treasury Notes 3.5%, 5/31/2007	470,000		468,972
US Government Agency Obligations 7.0%
Freddie Mac:
0.01%, 4/23/2007	1,000,000	†††	996,988
5.252%, 4/23/2007	3,250,000	†††	3,240,282
			4,237,270
Repurchase Agreement 0.0%
State Street Bank 4.65%, dated 3/30/2007 maturing 4/2/2007 in the amount of $15,006 collateralized by $20,000 US Treasury Notes 4.375%, due 1/31/2008, with a fair market value of $20,025	15,000		15,000
Total Short-Term Holdings			4,721,242
Total Investments 108.0%			65,455,560
Other Assets Less Liabilities (8.0)%			(4,842,301)
Net Assets 100.0%			$60,613,259
____________
*	The security may be offered and sold only to a "qualified institutional buyer" under Rule 144A of the Security Act of 1933.
**	Non-income producing security.
#	Pay-in-kind bond.
##	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2007.
Ø
Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ADR -	American Depositary Receipts.
TBA -	To be announced.
†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
††
The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)
The principal amount of the notes plus or minus the lesser of A) the lowest return of the company’s or companies’ respective stock price(s) determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

(a)	Amdocs, Boston Scientific and Palm (+10%)
(b)	Alcatel-Lucent, BEA Systems and Best Buy (+5%)
(c)	Motorola, SanDisk and Yahoo! (+10%)
(d)	KLA-Tencor, Peabody Energy and Urban Outfitters (+10%)
(e)	BEA Systems, Sprint Nextel and Weatherford International (+10%)
(f)	Archer Daniels Midland, Countrywide Financial and Foot Locker (+10%)
(g)	Yahoo! (+20%)
(h)	Coldwater Creek, Comverse Technology and Halliburton (+10%)
(2)
A) If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes; or otherwise B) the principal amount of the notes:

(i)	Advanced Micro Devices, Alcoa and Bristol-Myers Squibb
(j)	Corning, Las Vegas Sands and Smurfit-Stone Container
(k)	Broadcom, Herbalife and Rite Aid
(3)
A) If all of the companies’ final stock prices determined at maturity equal or exceed their respective initial stock prices on the date of purchase of the notes, the principal amount of the notes plus the lesser of i) the lowest return of the companies’ respective stock prices determined at maturity, or ii) the percent limit indicated below in parentheses; or otherwise B) i) if the stock price of any of the companies falls more than 30% at any time during the period from the date of purchase of the notes to maturity, the principal amount of the notes minus the lowest return of the companies’ respective stock prices determined at maturity, or ii) the principal amount of the notes:

(l)	AMR, Continental Airlines and UAL (+11%)
†††	At March 31, 2007, these securities, with a value of $5,113,630, were held as collateral for the TBA securities.

Seligman High Income Fund Series
Notes to Schedules of Investments (unaudited)
March 31, 2007

Organization: — Seligman High Income Fund Series consists of two separate funds: Seligman High-Yield Fund and Seligman U. S. Government Securities Fund (collectively, the “Funds”).

At March 31, 2007, the cost of investments for federal income tax purposes was as follows:

Seligman High-Yield Fund	$313,296,052
Seligman U.S. Government Securities Fund	65,288,792

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Seligman High-Yield Fund	$9,616,758	$(3,543,141)	$6,073,617
Seligman U.S. Government Securities Fund	382,839	(216,071)	166,768

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed Income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.